Off-Balance Sheet Arrangements, Commitments And Ccontingencies	12 Months Ended
Dec. 31, 2016
OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES
OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES

15. OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES

The following table summarizes the Company’s contractual obligations and other commitments to make future payments as of the date indicated (other than securities sold under agreements to repurchase).  The Company’s future cash payments associated with its contractual obligations pursuant to its certificates and other time deposits, FHLB advances, subordinated debentures and subordinated notes, and operating leases, as of the date indicated are as follows:

	December 31, 2016
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)

Certificates and other time deposits	$863,876	$420,642	$80,931	$-	$1,365,449
Federal Home Loan Bank advances	100,865	50,096	-	-	150,961
Subordinated debentures and subordinated notes	3,783	3,593	10,647	80,108	98,131
Operating leases	2,299	3,460	2,336	3,728	11,823
Total	$970,823	$477,791	$93,914	$83,836	$1,626,364

Payments for the FHLB advances includes interest of $961 thousand that will be paid in future years.  Payments for subordinated debentures and subordinated notes include interest of $41.0 million that will be paid in future years.  The future interest payments were calculated using the current rate in effect at December 31, 2016.  Payments related to leases are based on actual payments specified in underlying contracts.

Leases — A summary as of December 31, 2016, of the Company’s noncancelable future operating lease commitments is as follows (in thousands):

2017	$2,299
2018	1,859
2019	1,601
2020	1,237
2021	1,099
Thereafter	3,728
Total	$11,823

The Company leases certain office facilities and equipment under operating leases. Rent expense under all noncancelable operating lease obligations, net of income from noncancelable subleases aggregated, was approximately $2.3 million, $1.9 million and $1.4 million for the years ended December 31, 2016,  2015 and 2014, respectively.

Litigation — The Company from time to time is involved in routine litigation arising from the normal course of business. Management does not believe that there are any pending or threatened proceedings against the Company which, upon resolution, would have a material effect on the consolidated financial statements.

Financial Instruments with Off-Balance Sheet Risk — In the normal course of business, the Company is a party to various financial instruments with off-balance sheet risk to meet the financial needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual or notional amount of these instruments. The Company uses the same credit policies in making these commitments and conditional obligations as it does for on-balance sheet instruments.

The following is a summary of the various financial instruments outstanding as of the date set forth:

	December 31, 2016
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)

Commitments to extend credit	$351,905	$194,919	$84,715	$58,852	$690,391
Standby and commercial letters of credit	8,164	2,116	163	800	11,243
Total	$360,069	$197,035	$84,878	$59,652	$701,634

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being fully drawn upon, the total commitment amounts disclosed above do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if considered necessary by the Company, upon extension of credit, is based on management’s credit evaluation of the customer.

Standby and commercial letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. In the event of nonperformance by the customer, the Company has rights to the underlying collateral, which can include commercial real estate, physical plant and property, inventory, receivables, cash and marketable securities. The credit risk to the Company in issuing letters of credit is essentially the same as that involved in extending loan facilities to its customers.